Financial Instruments and Risk Management (Market risk - Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Euro/U.S Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (96)	$ (95)
U.S Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2	(4)
U.S Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	134	98
U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	(1)
U.S Dollar/Turkey Lira [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	$ (1)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(6)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Option contract [Member] | U.S Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Option contract [Member] | U.S Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Option contract [Member] | U.S Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | U.S Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	44
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	19
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(14)
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(26)
Swap contract [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(41)
Swap contract [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(19)
Swap contract [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	18
Swap contract [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	33
Swap contract [Member] | U.S Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	8
Swap contract [Member] | U.S Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Swap contract [Member] | U.S Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Swap contract [Member] | U.S Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(6)
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	101
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	48
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(43)
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(82)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(17)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	7
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	14
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	48
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	23
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(20)
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(39)
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Forward contracts [Member] | U.S Dollar/Japanese Yen [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 1